NET INCOME PER SHARE - Schedule of Computation of Basic and Dilution Income Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule Of Computation Of Basic And Diluted Earnings Per Common Share [Line Items]
Income from continuing operations before non-controlling interest	$ 11,003	68,552	3,510	12,325
Loss from discontinued operations attributable to the Company				(398)
Net loss attributable to the non-controlling interest		(3)	15
Net income attributable to the Company	$ 11,003	68,549	3,525	12,325
Weighted average ordinary shares outstanding	37,780,134	37,780,134	37,443,657	35,800,428
Plus: incremental shares from vesting of restricted shares	3,312,566	3,312,566	3,021,792	1,491,106
Weighted average ordinary shares outstanding used in computing diluted income per ordinary share	41,092,700	41,092,700	40,465,449	37,291,534
Income from continuing operations per share - basic	$ 0.29	1.81	0.09	0.35
Income from continuing operations per share - diluted	$ 0.27	1.67	0.09	0.34
Loss from discontinued operations per share - basic				(0.01)
Loss from discontinued operations per share - diluted				(0.01)
Net income attributable to the Company per share - basic	$ 0.29	1.81	0.09	0.34
Net income attributable to the Company per share - diluted	$ 0.27	1.67	0.09	0.33